Organizations and reorganizations (Details Narrative)	2 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2025 CNY (¥)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues percentage		100.00%	100.00%	100.00%
Paid in capital		$ 1,378,037	¥ 10,000,000	¥ 9,955,000
Net loss	$ (11,222)	1,010,767	7,334,830	(11,565,768)
Net loss	11,222	(1,010,767)	(7,334,830)	11,565,768
Net cash provided by operating activities	(2,438)	907,811	¥ 6,587,712	16,559,104
Accumulated deficit	$ 11,222	$ 4,795,593		¥ 42,354,186	¥ 34,800,182